Subsequent Events	6 Months Ended
Oct. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
16.
SUBSEQUENT EVENTS

On November 13, 2024, $0.2 million of the principal amount of the Convertible Debentures, along with accrued interest, was converted for 411,257 Common Shares. On December 9, 2024, $0.2 million of the principal amount of the Convertible Debentures, along with accrued interest, was converted for 491,827 Common Shares and brought the remaining principal balance on Debenture 2 to $0.